EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Schedule of employee benefit expenses

	For the year ended December 31,
In millions	2025	2024	2023
Wages and salaries	$1,023.8	$774.4	$636.5
Share-based payments	36.6	20.6	46.0
Social expenditure
Pensions - defined contribution plans	27.6	40.7	35.4
Pensions - defined benefit plans	3.5	3.1	2.7
Social security expenses	170.7	137.6	119.7
Total	$1,262.1	$976.4	$840.3